Directors and Key Management Personnel Emoluments	12 Months Ended
Feb. 29, 2024
Directors and Key Management Personnel Emoluments [Abstract]
DIRECTORS AND KEY MANAGEMENT PERSONNEL EMOLUMENTS

34. DIRECTORS AND KEY MANAGEMENT PERSONNEL EMOLUMENTS

Key management personnel compensation comprised the following:

	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Short-term employee benefits	18,094	16,557	13,109
Post-employment benefits	430	378	276
	18,524	16,935	13,385

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to directors and key management personnel.